SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.

Subsequent to quarterend, the Company and its former tenant, SL SNF, LLC are currently negotiating a short-term lease for the Southland facility. The lease is expected to end on November 30, 2024.

NOTE 15. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.

In February 2023, Symmetry Healthcare Management made the first of 14 monthly payments of $29,085. The Company accepted a lump sum payment of $250,000 as payoff for the remaining promissory note balance.

The Taxpayer Certainty and Disaster Tax Relief Act of 2020, enacted December 27, 2020, made a number of changes to employer retention tax credits previously made available under the CARES Act, including modifying and extending the Employee Retention Credit (“ERC”) for the six calendar months ending June 30, 2021. As a result of such legislation, the Company qualified for ERC for the first, second and third calendar quarters of 2021 due to the decrease in its gross receipts and has applied for ERC of $1.9 million through amended quarterly payroll tax filings for the applicable quarters. Through the date of this filing, the Company has received all of the ERC which we applied for. We continue to monitor compliance with the terms and conditions of the ERC and PPP programs and developing interpretations and enforcement of the ERC and PPP program rules and the regulations.

Dismissed Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

In February 2023, the Company was dismissed from the case involving Ronald and Sarah Ross against our prior operator Symmetry Healthcare Management.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

Subsequent to year ended December 31, 2022, the Company was named in two new cases.

The resident’s daughter filed suit on behalf of Mr. Shellman filed suit on February 14, 2023 asserting claims of professional and ordinary negligence as well the alleged breach of various state and federal regulations. The lawsuit relates to Mr. Shellman’s residence at Glenvue nursing facility which was operated by C.R. of Glenvue, LLC which is also named as a defendant. Plaintiff’s counsel has agreed to extend the deadline for Glenvue H&R Property Holdings, LLC to respond to the lawsuit up to and including May 15, 2023 to enable him to review the response filed by C.R. of Glenvue, LLC and determine whether or not Plaintiff will agree to the dismissal of Glenvue H&R Property Holdings, LLC. If plaintiff does not agree, we intend to serve Plaintiff with a notice that Glenvue H&R Property Holdings, LLC constitutes an excluded party pursuant to O.C.G.A. 31-7-3.3. Should Plaintiff still not agree to the dismissal of Glenvue H&R Property Holdings, LLC, we will file a motion for summary judgment seeking judgment in its favor. The Court may require Glenvue H&R Property Holdings, LLC to participate in discovery prior to ruling on this motion. In the event that occurs, Glenvue H&R Property Holdings, LLC can seek the recovery of its attorneys fees and expenses pursuant to the above-referenced excluded party statute.

The family of Mable Polite filed suit on March 15, 2023 asserting claims of professional and ordinary negligence as well the alleged breach of various state and federal regulations. The lawsuit relates to Ms. Polite’s residence at the Thunderbolt nursing facility from March 19, 2020 to March 20, 2021. Plaintiff has also asserted claims against 3223 Falligant Avenue Associates, LP and other Wellington related entities. 3223 Falligant Avenue was the operator and licensee of the facility for the first part of Ms. Polite’s residence prior to Tara Operator becoming the operator. Based upon the date the suit was filed, there is an argument that certain claimed acts of negligence are barred by the limitations period. Ms. Polite’s daughter signed an arbitration agreement on her admission to Thunderbolt but we are not in possession of a power of attorney or other documentation authorizing her to execute this agreement. Nonetheless, Tara Operator will file its answer to the Complaint (due April 14) via special appearance to reserve the right to seek arbitration should a power of attorney be located.